Inventories	12 Months Ended
Apr. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

3.     Inventories

Inventories consist of the following:

	April 30,
	2011	2012
	HK$	HK$

Raw materials	45,419	35,519
Work in progress	43,127	60,241
Finished goods	29,187	32,627
	117,733	128,387

The Company made allowances of HK$5,571, HK$6,095 and HK$6,920 against the cost of inventories during the years ended April 30, 2010, 2011 and 2012 respectively based on the assessment of the lower of cost or market.